Income taxes (Details 4) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	₨ 22,436	$ 239	₨ 18,508
Deferred tax assets after set off	22,436		18,508
Deferred tax liabilities	(15,568)	$ (166)	(14,108)
Deferred tax liabilities after set off	(15,568)		(14,108)
Inventories [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	6,674		4,650
Deferred tax liabilities	(44)		(24)
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	9,637		8,390
Deferred tax liabilities	0		0
Operating/other tax loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	3,191		2,844
Deferred tax liabilities	0		0
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	912		733
Deferred tax liabilities	(79)		(192)
Lease Liabilities [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	3,518		1,205
Deferred tax liabilities	0		0
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	0		0
Deferred tax liabilities	(6,090)		(5,067)
Right of use asset [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	0		0
Deferred tax liabilities	(3,117)		(1,102)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	1,098		1,533
Deferred tax liabilities	(9,173)		(8,583)
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	1,564		878
Deferred tax liabilities	(1,223)		(865)
Tax assets/(liabilities) [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	26,594		20,233
Deferred tax liabilities	(19,726)		(15,833)
Set-off of taxes [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets set off	(4,158)		(1,725)
Deferred tax liabilities set off	₨ 4,158		₨ 1,725